Schedule of investments
Macquarie VIP Science and Technology Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.11%♣
Communication Services — 14.93%
Alphabet Class A	95,758	$ 23,278,770
Meta Platforms Class A	61,812	45,393,497
Netflix †	11,583	13,887,090
Spotify Technology †	11,572	8,077,256
Take-Two Interactive Software †	62,881	16,245,935
ZoomInfo Technologies †	852,009	9,295,418
		116,177,966
Consumer Discretionary — 10.50%
Amazon.com †	125,371	27,527,711
DoorDash Class A †	51,919	14,121,449
DraftKings Class A †	270,184	10,104,882
MercadoLibre †	6,394	14,942,394
SharkNinja †	145,583	15,016,886
		81,713,322
Financials — 1.28%
Coinbase Global Class A †	29,510	9,959,330
		9,959,330
Healthcare — 3.68%
Alnylam Pharmaceuticals †	21,653	9,873,768
Boston Scientific †	113,445	11,075,635
Intuitive Surgical †	17,203	7,693,698
		28,643,101
Industrials — 3.92%
Howmet Aerospace	75,723	14,859,124
Uber Technologies †	159,591	15,635,130
		30,494,254
Information Technology — 63.43%
Advanced Micro Devices †	130,729	21,150,645
Amphenol Class A	35,417	4,382,854
Arista Networks †	138,258	20,145,573
ASML Holding	19,095	18,485,679
Broadcom	127,618	42,102,454
Cadence Design Systems †	45,439	15,960,903
CDW	109,969	17,515,862
Datadog Class A †	51,962	7,399,389
Intuit	10,466	7,147,336
Lam Research	199,990	26,778,661
Micron Technology	136,375	22,818,265
Microsoft	79,247	41,045,984
Monday.com †	27,995	5,422,352
NVIDIA	352,443	65,758,815
SAP ADR	70,990	18,969,238
Seagate Technology Holdings	246,106	58,095,782
Shopify Class A †	105,936	15,743,149
Snowflake Class A †	38,922	8,778,857
Taiwan Semiconductor Manufacturing ADR	154,053	43,025,462
Unity Software †	376,988	15,094,599
Western Digital	44,567	5,350,714
Zebra Technologies Class A †	42,054	12,496,767
		493,669,340
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 0.37%
Sensient Technologies	30,838	$ 2,894,146
		2,894,146
Total Common Stocks (cost $449,413,850)		763,551,459

Short-Term Investments — 1.63%
Money Market Mutual Funds — 1.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,174,474	3,174,474
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	3,174,473	3,174,473
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	3,174,473	3,174,473
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	3,174,472	3,174,472
Total Short-Term Investments (cost $12,697,892)		12,697,892

Total Value of Securities—99.74% (cost $462,111,742)		776,249,351
Receivables and Other Assets Net of Liabilities—0.26%		2,037,072
Net Assets Applicable to 24,453,112 Shares Outstanding—100.00%		$778,286,423
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Science and Technology Series
September 30, 2025 (Unaudited)
NQ- IV089 [0925] 1125 (4967888)    2